Note 5 - Government Grants and Contracts	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Government Grants and Contracts [Text Block]
5
.          Government Grants
and Contracts

We record revenue associated with government grants and contracts as the related costs and expenses are incurred and such revenue is reported as Grant Revenue in the accompanying Consolidated Statements of Operations. Such revenues relate to grants and contracts from the NIH in support of our HIV vaccine development activities. During
2016,
2015,
and
2014,
we recorded
$828,918,
$428,081,
and
$882,956,
respectively, of revenue associated with these grants and contracts. As of
December
31,
2016,
there is an aggregate of
$505,487
in remaining grant funds available for use during
2017.